Acquisition	3 Months Ended
Mar. 31, 2012
Acquisition [Abstract]
Acquisition

(13) Acquisition

As more fully discussed in the 2011 Annual Report, in November 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). As of March 31, 2012, the Company had not completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed. The Company expects to complete this analysis in 2012. There has been no change to the financial information presented in the 2011 Annual Report.